Note 14 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
	2017	2016
Finished goods	923,316	653,482
Goods in process	619,796	375,822
Raw materials	281,083	160,284
Supplies	486,002	451,777
Goods in transit	274,175	162,766
	2,584,372	1,804,131
Allowance for obsolescence (see Note 23 (i))	(216,068)	(240,242)
	2,368,304	1,563,889